Shareholders equity - Share capital (Details) - EUR (€)	Mar. 31, 2024	Dec. 31, 2023
Shareholders Equity
Authorized share capital	€ 13,600,000
Par value per share	€ 0.04
Ordinary
Shareholders Equity
Number of shares issued	84,248,384
Number of shares authorised	170,000,000
Shares were issued and fully paid in cash	81,662,219
Treasury shares	2,586,165	2,893,792
Preferred
Shareholders Equity
Number of shares authorised	170,000,000